SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Millions		Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 16, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable		$ 1,137,931	$ 1,090,079		$ 888,439
Prepayments to suppliers		257,183	281,154		178,340
Deposits		96,129	60,573		8,418	$ 95,900	¥ 0.7
Deposit of pledged long-term loan payable		95,900	95,900	[1]
Advance to a third parties	[2]				31,240
Staff advance		17,085	13,972		3,504
Others		5,028	18,441		4,533
Total		$ 1,609,256	$ 1,560,119		$ 1,114,474
Long-term loan payable						$ 958,996	¥ 7.0

[1]	On June 16, 2023, the Company entered into a two-year pledged long-term loan payable of RMB7.0 million ($958,996) with 10% security deposit of RMB0.7 million ($95,900).
[2]	Advance to a third party receivable on demand and for the purpose of making payments to overseas professional fees on behalf of the Company.